NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended							3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 07, 2023	Jun. 26, 2023	Mar. 31, 2023	Jan. 21, 2023	Oct. 25, 2022	Apr. 21, 2022	Jul. 31, 2021	May 31, 2020	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2016
Current portion of notes payable									$ 7,321,735	$ 7,321,735		$ 6,748,396	$ 10,500
Current portion of notes payable									2,643,738	2,643,738		2,464,823	1,020,350
Initial purchase consideration obligation									1,000	1,000		1,000
Long-term notes payable									398,264	398,264		145,357	767,160
Interest charge										23,826	$ 105,040	178,958	$ 0
OID Purchase Agreement [Member]
Current portion of notes payable									600,000	600,000
Interest rate					15.00%
Original Issue Discount					20.00%
Description of security purchase agreement					the Company entered a securities purchase agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company
Purchase Agreement [Member]
Current portion of notes payable									4,882,353	4,882,353
Debt instrument face amount						$ 4,885,353
Original issue discount amount												4,790,286
Percent of consideration paid						80.10%
Percent of maximum number of common stock						125.00%
Original issue discount percent						15.00%
Percent of warrant shares						100.00%
Settlement and Release Agreement [Member] | Boston Solar [Member]
Current portion of notes payable									90,000	90,000
Long-term notes payable									260,000	260,000
Total payments			$ 500,000						150,000
Payments period			30 months
EnergyWyze [Member]
Current portion of notes payable												60,280
Fair value of purchase consideration									339,599	339,599		339,599
Initial purchase consideration obligation												450,000
Remaining fair value amount of purchase obligation												75,464
Long-term notes payable												15,184
SBA Loan [Member]
Current portion of notes payable												23,392
Current portion of notes payable									27,778	27,778
Interest rate								3.75%
Long-term notes payable									122,222	122,222		126,608
Proceed from loan								$ 150,000
Monthly installment								$ 731
Debt instrument maturity period								30 years
Promossory Note [Member] | New Purchase Agreement [Member]
Debt instrument face amount							$ 1,580,000
Interest rate				15.00%
Description of security purchase agreement					the Company entered a Securities Purchase Agreement (the “OID Purchase Agreement”) with 622 Capital, LLC (“622 Capital”), whereby 622 Capital purchased from the Company, and the Company issued, (i) an aggregate principal amount of $600,000 of 20% original issue discount senior notes (each, a “Note” and collectively, the “Notes”), and (ii) 2,620,545 shares of common stock, par value $0.0001 per share, of the Company.
Discount on note, Percentage				120.00%
Periodic payment principal due on October 31, 2022							250,000
Quarterly cash payments							250,000
Minimum payment							50,000
Current portion of notes payable												1,166,126
Promissory Note [Member]
Current portion of notes payable									150,000	$ 150,000
Discount rate										25.00%
Debt instrument face amount	$ 284,760
Interest rate	12.00%
Monthly installment									31,893	$ 31,893
Interest charge	$ 34,171
Number of trading days	10 days
Original issue discount amount	$ 30,510
Total payback to the holder										318,931
Promissory Note [Member] | Purchase Agreements [Member]
Current portion of notes payable									1,178,512	1,178,512
Debt instrument face amount							1,580,000
Periodic payment principal due on October 31, 2022							$ 250,000
Interest bearing, rate							8.00%
Quarterly cash payments							$ 250,000
Minimum payment							$ 50,000
Promissory Note additional [Member]
Current portion of notes payable									100,000	$ 100,000
Discount rate										25.00%
Debt instrument face amount		$ 118,650
Interest rate		12.00%
Monthly installment									14,765	$ 14,765
Interest charge		$ 14,238
Number of trading days		10 days
Original issue discount amount		$ 13,640
Total payback to the holder										132,888
Seller Convertiable Notes [Member]
Interest rate						12.50%
Convertible note						$ 976,016
Current portion of notes payable												1,378,111
Fair value of note						$ 1,378,111
Current portion of notes payable									1,378,111	1,378,111
Discount rate						20.00%
Debt instrument premium						$ 409,095
Other Debt [Member]
Interest rate														0.00%
Convertible note														$ 10,500
Conversion price														$ 0.525
Current portion of notes payable												10,500
Seller Notes Payable [Member]
Current portion of notes payable												705,764
Current portion of notes payable									739,918	739,918
Debt instrument face amount						1,000,000
Periodic payment principal due on October 31, 2022						250,000
Periodic principal amount due on October 31, 2023						500,000
Periodic payment principal due on April 30, 2023						250,000
Issuance of promissory note with a fair value						$ 897,306
Interest expenses period						18 years
Long-term notes payable												468,515
Periodic payment principal due on October 31, 2022						$ 250,000
Issuance of promissory note with a fair value						$ 897,306
Interest expenses period						18 years
Seller 36 months Notes Payable [Member]
Current portion of notes payable												569,499
Fair value of note						$ 1,252,272
Long-term notes payable												$ 840,474
Unsecured seller note						1,940,423
Number of trading days												60 days
Seller 36 months Notes Payable [Member]
Current portion of notes payable									811,271	811,271
Fair value of note						1,252,272
Long-term notes payable									$ 536,992	$ 536,992
Unsecured seller note						$ 1,940,423
Number of trading days										60 days